Approval of consolidated statements	12 Months Ended
Dec. 31, 2023
Approval Of Consolidated Statements
Approval of consolidated statements
3.	Approval of consolidated statements
The approval and authorization for the issuance of these financial statements took place at the Board of Directors’ meeting held on May 14, 2024.